Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (176,332,658)	$ (164,179,604)
Adjustments for:
Acquisition costs associated with financing activities		129,235
Net fair value loss on financial liabilities	164,042,264	119,235,147
Stock-based compensation	31,156,759	28,879,225
Depreciation	4,720,198	2,172,373
Amortization on intangible assets	13,716,502	8,137,864
Share of loss on equity investments	33,591	72,600
Incremental costs to acquire cannabis inventory in a business combination		3,764,678
Fair value adjustment on sale of inventory	34,147,938	18,272,212
Unrealized gain on biological asset transformation	(48,690,657)	(10,108,105)
Deferred tax expense (benefit)	2,388,608	(3,892,570)
Amortization on financing costs	90,858
Interest accrued	2,214,061	1,652,510
Changes in non-cash operations, net of business acquisition:
Accounts receivable	(843,162)	(1,308,328)
Inventory and biological assets	(8,876,748)	(5,809,848)
Prepaid expenses and other assets	(2,529,212)	(1,459,072)
Trade payables	1,616,253	2,992,073
Accrued liabilities	3,274,488	(179,574)
Income tax payable	16,382,580	5,202,943
Cash provided by operating activities	36,511,663	3,573,759
Investing activities
Transfer of restricted cash and short term investments held in escrow and interest income		99,684,243
Purchase of property, plant and equipment	(14,367,690)	(14,417,635)
Purchase of intangible assets	(400,000)
Deferred underwriters commission paid		(3,457,154)
Cash paid for business combinations and asset acquisitions, net of cash acquired	(35,174,880)	(74,714,171)
Cash paid for business combinations and asset acquisitions, bridge financing	(8,040,804)
Cash paid for business combinations and asset acquisitions, working capital	(2,354,375)	(547,042)
Payments for interests in equity accounted investments	(109,700)	(500,000)
Advances to related corporation	(50,000)	(809,191)
Deposits for business combinations	(1,750,000)
Cash (used in) provided by investing activities	(62,247,449)	5,239,050
Financing activities
Proceeds from exercise of Warrants	48,483,750	2,460,150
Proceeds from senior secured notes, net of financing costs	103,571,105
Redemption of Class A shares		(7,519)
Repayments of debts payable	(5,615,225)	(2,879,329)
Repayments of lease obligations (principal portion)	(1,557,445)	(763,878)
Repurchase of Subordinate Voting Shares	(311,430)	(311,674)
Cash provided by (used in) financing activities	144,570,755	(1,502,250)
Net increase in cash	118,834,969	7,310,559
Effect of foreign currency translation		982,685
Cash and cash equivalents, beginning of the year	8,403,196	109,952
Cash and cash equivalents, end of the year	127,238,165	8,403,196
Supplemental disclosure of cash flow information:
Interest paid during the year	2,526,294	1,679,612
Taxes paid during the year	$ 5,594,181	$ 3,525,118